Average Annual Total Returns - ETF - Vanguard Large-Cap Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	Spliced Large Cap Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Large Cap Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced Large Cap Index (reflects no deduction for fees, expenses, or taxes) 10 Years	CRSP US Large Cap Index (reflects no deduction for fees, expenses, or taxes) 1 Year	CRSP US Large Cap Index (reflects no deduction for fees, expenses, or taxes) 5 Years	CRSP US Large Cap Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	20.99%	15.66%	14.01%	20.48%	15.13%	13.52%	12.67%	12.50%	11.66%	21.11%	15.68%	14.01%	21.09%	15.71%	14.07%	21.09%	15.71%		20.79%	15.36%	13.74%